Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The activity related to the Group’s right of use asset and lease liability for the years ended December 31, 2022 and 2021 is as follows:

	Right of use asset, net
	2022 $000s	2021 $000s
Balance at January 1,	17,166	20,098
Additions	163	739
Tenant improvement - lease incentive	—	(733)
Depreciation	(3,047)	(2,938)
Balance at December 31,	14,281	17,166

Disclosure of lease liabilities

	Total lease liability
	2022 $000s	2021 $000s
Balance at January 1,	32,990	35,348
Additions	163	1,016
Cash paid for rent - principal - financing cash flow	(4,025)	(3,375)
Cash paid for rent - interest	(1,982)	(2,181)
Interest expense	1,982	2,181
Balance at December 31,	29,128	32,990

Disclosure of short-term and long-term portion of lease liability
The following details the short term and long-term portion of the lease liability as of December 31, 2022 and 2021:

	Total lease liability
	2022 $000s	2021 $000s
Short-term Portion of Lease Liability	4,972	3,950
Long-term Portion of Lease Liability	24,155	29,040
Total Lease Liability	29,128	32,990

Disclosure of maturity analysis of operating lease payments
The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2022 $000s
Less than one year	6,673
One to two years	6,763
Two to three years	5,168
Three to four years	4,419
Four to five years	4,551
More than five years	7,483
Total undiscounted lease maturities	35,056
Interest	5,928
Total lease liability	29,128

Disclosure of short-term and long-term portion of lease receivable	As of December 31, 2022, the balances related to the sublease were as follows:

Total lease receivable $000s
Short-term Portion of Lease Receivable	450
Long-term Portion of Lease Receivable	835
Total Lease Receivable	1,285

Disclosure of maturity analysis of finance lease payments receivable
The following table details the future maturities of the lease receivable, showing the undiscounted lease payments to be received after the reporting date:

2022 $000s
Less than one year	513
One to two years	523
Two to three years	353
Total undiscounted lease receivable	1,389
Unearned Finance income	103
Net investment in the lease	1,285